Business Combination	6 Months Ended
Jun. 30, 2022
Disclosure Of Contingent Liabilities In Business Combination Text Block Abstract
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

During the six months ended June 30, 2022, the Company acquired five subsidiaries, these acquisitions have been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period.

(i)	On March 22, 2022, the Company closed an acquisition of Shenzhen GFAI and Guangzhou GFAI. A total of $1,000,000 cash was paid and 2,142,852 shares were issued and valued at the $1.22 per share in consideration of 100% of the equity interest in both companies.

The following represents the purchase price allocation at the date of the acquisition:

March 22, 2022
Cash and cash equivalents	$2,188
Other current assets	6,007,837
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Other non-current assets	29,142
Current liabilities	(7,937,436)
Other non-current liabilities	(2,854)
Goodwill	1,867,009
Total purchase price	$3,614,279

The total revenue included in the Consolidated Statement of Profit or Loss since March 22, 2022 contributed by Shenzhen GFAI and Guandzhou GFAI was $366,813. Total net loss incurred by Shenzhen GFAI and Guangzhou GFAI since March 22, 2022 was $486,000.

Had Shenzhen GFAI and Guangzhou GFAI been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show total revenue of $661,489 and total net loss of $589,749.

(ii)	On June 22, 2022, the Company closed an acquisition of Beijing Wanjia. A total of $840,000 cash was paid and 3,780,000 shares were issued and valued at $0.52 per share in consideration of 100% of the equity interest in Beijing Wanjia.

The following represents the purchase price allocation at the date of the acquisition:

June 22, 2022
Cash and cash equivalents	$38,342
Other current assets	2,219,318
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Current liabilities	(1,681,573)
Goodwill	411,862
Total purchase price	$2,805,600

The revenue and net income included in the Consolidated Statement of Profit and Loss since June 22, 2022 contributed by Beijing Wanjia were $nil.

Had Beijing Wanjia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show revenue of $1,457,046 and net loss of $345,824.

(iii)	On January 20, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Malaysia. The consideration is approximately $1 (RM1).

The following represents the purchase price allocation at the date of the acquisition:

January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1

The revenue included in the Consolidated Statement of Profit and Loss since January 20, 2022 contributed by AI Malaysia was $nil. Net loss incurred by AI Malaysia was $46,497 over the same period.

Had AI Malaysia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss would show revenue of $nil and net loss of $46,497.

(iv)	On February 9, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Macau. The consideration is approximately $3,205 (MOP25,000).

The following represents the purchase price allocation at the date of the acquisition:

February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205

AI Macau acts as an agent-only subsidiary company, operating solely and for all purposes as the agent of AI Hong Kong for the deployment of robots and thus, AI Macau has no independent revenue of its own.